Securities, Amortized Cost and Fair Value of Available for Sale Securities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 4,378,227	$ 4,617,425
Unrealized Gains	44,785	45,077
Unrealized Losses	59,207	112,800
Fair Value	4,363,805	4,549,702
Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,500,000	3,500,000
Unrealized Gains	1,170	795
Unrealized Losses	4,640	2,030
Fair Value	3,496,530	3,498,765
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	25,592	32,099
Unrealized Gains	715	1,022
Unrealized Losses	0	0
Fair Value	26,307	33,121
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	300,000	550,000
Unrealized Gains	0	0
Unrealized Losses	45,000	99,000
Fair Value	255,000	451,000
Equities and Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	552,635	535,326
Unrealized Gains	42,900	43,260
Unrealized Losses	9,567	11,770
Fair Value	$ 585,968	$ 566,816